Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,555,000
Previously Paid Amount	0.00
Total Fee Amount	5,355.29
Total Offset Amount	0.00
Net Fee	5,355.29
Narrative - Max Aggregate Offering Price	$ 61,555,000
Final Prospectus	true